Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000219507 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219507 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000219507 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000219507 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219507 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000219507 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000219507 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219507 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219507 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000219507 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000240614 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000240614 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000240614 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000240614 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000240614 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000240614 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000240614 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000240614 [Member] | VIET NAM
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000240614 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000240614 [Member] | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000250258 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000250258 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000250258 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000250258 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000250258 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000250258 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000250258 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000250258 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000250258 [Member] | SWEDEN
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000250258 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	3.20%